RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details ) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction, Amounts of Transaction	¥ 10,808	¥ 15,927	¥ 37,987
Purchases [Member]
Related Party Transaction, Amounts of Transaction	19,326	17,450
Linze Origin Seeds Ltd [Member]
Related Party Transaction, Amounts of Transaction	0		83
Linze Origin Seeds Ltd [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	4,706	3,416
Beijing Shihui [Member]
Related Party Transaction, Amounts of Transaction	1,706		20,823
Beijing Shihui [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	360
Denong [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction		166
Ying De [Member]
Related Party Transaction, Amounts of Transaction	3,134	5,315
Ying De [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	11,700	10,975
Close family of the Company's Chairman [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	333	32
NCI [Member]
Related Party Transaction, Amounts of Transaction	5,967	10,612	¥ 17,081
NCI [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	2,227	¥ 2,861
Zhengzhou Branch [Member]
Related Party Transaction, Amounts of Transaction	¥ 0